INVESTMENTS (Details)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investment
Others		¥ 56,842,654	¥ 11,938,400
Total net book value	$ 1,865,385,975	11,855,647,100	5,318,756,447
Tujia
Investment
Available-for-sale		2,784,302,479
LY.com
Investment
Available-for-sale		2,253,163,385	1,547,844,523
Hanting
Investment
Available-for-sale		852,386,094	898,828,511
Easy Go
Investment
Available-for-sale		643,186,701	627,905,501
eHi
Investment
Available-for-sale		717,027,215	535,024,052
Tuniu
Investment
Available-for-sale		313,860,446	216,690,294
Travel agency focusing on teenager market
Investment
Available-for-sale			81,000,000
Big-data service company
Investment
Available-for-sale			62,046,000
Dining Secretary
Investment
Available-for-sale		30,556,000	29,046,000
eLong
Investment
Equity method		2,610,521,829
Mind Education
Investment
Available-for-sale		81,000,000
Happy City
Investment
Available-for-sale		36,328,061	35,422,062
Home Inns
Investment
Equity method		933,734,378	902,964,928
Skyseas
Investment
Equity method		140,002,007	161,828,826
Keystone
Investment
Cost method		162,067,851	158,217,350
C2C carpooling platform
Investment
Cost method		127,112,000
Zhong'an Online
Investment
Cost method		50,000,000	¥ 50,000,000
Zamplus
Investment
Available-for-sale		¥ 63,556,000